Assets pledged and collateral	6 Months Ended
Jun. 30, 2015
Assets pledged and collateral
28 Assets pledged and collateral
The Group pledges assets mainly for repurchase agreements and other securities financing. Certain pledged assets may be encumbered, meaning they have the right to be sold or repledged. The encumbered assets are disclosed on the consolidated balance sheet.
Assets pledged
end of	2Q15	4Q14
Assets pledged (CHF million)
Total assets pledged or assigned as collateral	144,861	153,982
of which encumbered	94,237	103,245
Collateral
The Group receives cash and securities in connection with resale agreements, securities borrowing and loans, derivative transactions and margined broker loans. A substantial portion of the collateral and securities received by the Group was sold or repledged in connection with repurchase agreements, securities sold not yet purchased, securities borrowings and loans, pledges to clearing organizations, segregation requirements under securities laws and regulations, derivative transactions and bank loans.
Collateral
end of	2Q15	4Q14
Collateral (CHF million)
Fair value of collateral received with the right to sell or repledge	428,941	444,852
of which sold or repledged	331,421	336,228